Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
CURRENT
Cash	$ 493,810	$ 494,443
Accounts Receivable	0	297,309
GST Recoverable	11,172	9,044
Prepaid Expenses	22,211	159,312
Total assets	527,193	960,108
CURRENT
Trade and Other Payables	129,279	150,213
Liabilities to Customers	0	297,309
Convertible Promissory Notes - Current Portion	636,890	1,294,693
Total current liabilities	766,169	1,742,215
Convertible Promissory Notes	11,961	287,802
Total Liabilities	778,130	2,030,017
SHAREHOLDERS' DEFICIENCY
Share Capital	6,047,999	4,106,207
Deficit	(6,298,936)	(5,176,116)
Total shareholders' deficiency	(250,937)	(1,069,909)
Total Liabilities and shareholders' deficiency	$ 527,193	$ 960,108